Income taxes - Narrative (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2017 USD ($)
Tax rates
Non-PRC tax resident withholding tax rate (as a percent)								10.00%
Enterprise income tax rate (as a percent)								25.00%
Preferential tax rate (as a percent)								15.00%	15.00%	15.00%
Full exemption period								5 years
Income tax reduction (as a percent)								50.00%
Reduced tax period								5 years
Tax losses with no deferred tax assets recognized									$ 444.0	$ 577.3			$ 235.1
Tax losses expiring in 2018													13.3
Tax losses expiring in 2019													26.8
Tax losses expiring in 2020													55.8
Tax losses expiring in 2021													44.4
Tax losses expiring in 2022													94.8
Semiconductor Manufacturing International (Shanghai) Corporation ("SMIS" or "SMIC Shanghai")
Tax rates
Preferential tax rate (as a percent)								15.00%	15.00%	15.00%
Tax holiday period								10 years
Full exemption period								5 years
Reduced tax period								5 years
Semiconductor Manufacturing International (Tianjin) Corporation ("SMIT" or "SMIC Tianjin")
Tax rates
Preferential tax rate (as a percent)								0.00%	0.00%	0.00%	0.00%	0.00%
Tax holiday period								10 years
Full exemption period								5 years
Reduced tax period								5 years
Semiconductor Manufacturing International (Tianjin) Corporation ("SMIT" or "SMIC Tianjin") | Forecast
Tax rates
Preferential tax rate (as a percent)			12.50%	12.50%	12.50%	12.50%	12.50%
Semiconductor Manufacturing International (Beijing) Corporation ("SMIB" or "SMIC Beijing")
Tax rates
Preferential tax rate (as a percent)								0.00%	0.00%	0.00%
Tax holiday period								10 years
Full exemption period								5 years
Reduced tax period								5 years
Semiconductor Manufacturing International (Beijing) Corporation ("SMIB" or "SMIC Beijing") | Forecast
Tax rates
Preferential tax rate (as a percent)	12.50%	12.50%	12.50%	12.50%	12.50%	0.00%	0.00%
SMIC Shenzhen, SMNC and SJ Jiangyin
Tax rates
Preferential tax rate (as a percent)								15.00%
Tax holiday period								10 years
Full exemption period								5 years
Reduced tax period								5 years
Hong Kong
Tax rates
Withholding tax rate for enterprises with favorable tax treaty (as a percent)								5.00%
ITALY
Tax rates
Enterprise income tax rate (as a percent)								24.00%
Minimum
Tax rates
Integrated circuit production enterprise investment								¥ 8,000					$ 1,095.0
Operating period								15 years
Maximum
Tax rates
Integrated circuit production circuit width | item								0.25